CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	Share capital USD ($) Options shares	Contributed surplus USD ($)	Equity component of convertible notes USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)	USD ($) Options
Balance at the beginning of the year at Dec. 31, 2017	$ 1,125,932	$ 49,942	$ 17,603	$ (193,772)	$ (152,644)	$ 847,061
Balance at the beginning of the year (in shares) at Dec. 31, 2017 | shares	182,337,874
Shares issued upon exercise of options	$ 12,911	(4,558)				$ 8,353
Exercised (in options) | Options	1,576,500					(1,576,500)
Shares issued under flow-through agrement	$ 1,913					$ 1,913
Share issue costs, net of taxes	(23)					(23)
Value assigned to options vested		3,502				3,502
Shares issued upon settlement of restricted share units	$ 157					157
Shares issued upon settlement of restricted share units (in shares) | shares	21,444
Other comprehensive earnings for the year				5,543		5,543
Earnings (Loss) for the year					36,620	36,620
Balance at the end of the year (Adjustment on adoption of IFRS) at Dec. 31, 2018	$ 1,125,932	49,942	17,603	(199,540)	(146,876)	847,061
Balance at the end of the year at Dec. 31, 2018	$ 1,140,890	48,886	17,603	(193,997)	(110,256)	903,126
Balance at the end of the year (in shares) (Adjustment on adoption of IFRS) at Dec. 31, 2018 | shares	182,337,874
Balance at the end of the year (in shares) at Dec. 31, 2018 | shares	184,163,091
Adjustment on adoption of IFRS 9, net of tax | Adjustment on adoption of IFRS				(5,768)	5,768
Shares issued (in shares) | shares	227,273
Shares issued upon exercise of options	$ 11,677	(4,043)				$ 7,634
Exercised (in options) | Options	1,209,709					(1,209,709)
Value assigned to options vested		2,625				$ 2,625
Earnings (Loss) for the year					40,917	40,917
Balance at the end of the year at Dec. 31, 2019	$ 1,152,567	$ 47,468	$ 17,603	$ (193,997)	$ (69,339)	$ 954,302
Balance at the end of the year (in shares) at Dec. 31, 2019 | shares	185,372,800